Organization and Nature of Business and Basis of Presentation - Additional Information (Details) - USD ($) $ in Thousands		1 Months Ended			3 Months Ended				6 Months Ended		12 Months Ended
	Dec. 23, 2024	May 31, 2025	Apr. 30, 2025	Dec. 31, 2024	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Net loss					$ (7,585)	$ (6,077)	$ (6,259)	$ (22,314)	$ (13,662)	$ (28,573)	$ (36,568)	$ (21,148)
Cash in operating activities									(19,131)	(15,138)	(21,319)	(18,233)
Accumulated deficit				$ (179,900)	(197,518)				(197,518)		(179,900)	(143,332)
Cash and cash equivalents				12,118	6,021				6,021		12,118	15,321
Merger Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Gross proceeds	$ 75,000
Loan Agreement
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Debt instrument, face amount	$ 22,500
Debt instrument, interest rate, stated percentage	6.00%
Term loans	$ 7,500
Inmagene [Member] | Loan Agreement | Merger Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Debt instrument, face amount	$ 22,500
Debt instrument, interest rate, stated percentage	6.00%
Term loans	$ 7,500
IKENA ONCOLOGY INC
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Net loss					(2,767)	$ (8,619)	(13,730)	$ (16,146)	(11,386)	(29,876)	(49,234)	(68,166)
Cash in operating activities									(13,984)	(30,806)	(46,004)	(79,743)
Accumulated deficit				(331,619)	(343,005)				(343,005)		(331,619)	(282,385)
Cash and cash equivalents				39,393	58,290		$ 44,268		58,290	$ 44,268	39,393	119,894
Gross proceeds												$ 37,421
Amounts loaned under note receivable									$ 15,000		7,500
IKENA ONCOLOGY INC | Inmagene [Member] | Loan Agreement | Merger Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Loan amount	22,500
Amounts loaned under note receivable		$ 7,500	$ 7,500	$ 7,500	$ 15,000						7,500
IKENA ONCOLOGY INC | Inmagene [Member] | Loan Agreement | Merger Agreement [Member] | Maximum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Loan amount	$ 22,500										$ 22,500